Income Taxes - Reconciliation Between Federal Statutory Rate and Effective Income Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
United States Federal Statutory Rate	(21.00%)	(35.00%)	35.00%
State income taxes (net of Federal benefits)	9.70%	(4.00%)	1.40%
Foreign income taxes	10.50%	(14.30%)	(0.70%)
Expenses of Compass Group Diversified Holdings, LLC representing a pass through to shareholders	90.60%	63.60%	14.00%
Effect of (gain) loss on equity method investment	0.00%	20.40%	(44.40%)
Impact of subsidiary employee stock options	(0.60%)	2.60%	0.70%
Domestic production activities deduction	0.00%	(5.80%)	(0.90%)
Non-deductible acquisition costs	0.00%	3.50%	1.40%
Goodwill impairment expense	0.00%	31.30%	0.00%
Effect of undistributed foreign earnings	0.00%	(14.40%)	4.50%
Non-recognition of NOL carryforwards at subsidiaries	11.60%	(14.00%)	3.80%
Adjustments to uncertain tax positions (2)	0.00%	(95.40%)	0.00%
Utilization of tax credits	(5.20%)	(27.80%)	(0.10%)
Effective Income Tax Rate Reconciliation, Tax Cuts And Jobs Act Of 2017, GILTI tax, Percent	20.60%	0.00%	0.00%
Effect of Tax Act - remeasurement of deferred tax assets and liabilities (3)	0.20%	(211.30%)	0.00%
Effect of Tax Act - transition tax on non-U.S. subsidiaries' earnings(3)	4.20%	50.50%	0.00%
Other	3.80%	3.60%	9.00%
Effective income tax rate	124.40%	(246.50%)	23.70%
Reversal of uncertain tax position, tax benefit, amount		$ 9.2
Tax cuts and job acts of 2017, change in tax rate, income tax expense (benefit)		20.4
Tax Cuts And Jobs Act Of 2017, Transition Tax For Accumulated Foreign Earnings, Income Tax Expense (Benefit)	$ 0.4	$ 4.9